Schedule of Common Stock Available for Issuance (Details) - Common Class A [Member] - shares	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Class of Stock [Line Items]
Authorized number of shares of Class A Common Stock	285,000,000	285,000,000	285,000,000
Class A Common Stock outstanding	10,355,525	5,883,842	3,282,423
Reserve for conversion of Class B Common Stock	200,491	200,491
Reserve for exercise of common stock warrants	2,608,568	2,508,573
Reserve for Earnout Shares	350,000	350,000
Reserve for RaGE Earnout		64,280
Stock options and RSUs	987,398	1,564,028
Awards available for grant under 2023 Equity Incentive Plan	94,209	256,089
Reserve for issuance under 2023 Employee Stock Purchase Plan	68,705	68,705
Shares of Class A Common Stock available for issuance	270,335,104	274,103,993
Class A Common Stock available for issuance	270,335,104	274,103,993